CONSOLIDATED CASH FLOW STATEMENTS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities
Cash generated from operations	¥ 2,962,704	$ 455,359	¥ 2,212,863	¥ 2,520,379
Income tax paid	(327,865)	(50,392)	(571,625)	(260,688)
Net cash generated from operating activities	2,634,839	404,967	1,641,238	2,259,691
Cash flows from investing activities
Payments for acquisition of fixed assets and construction-in-progress; and prepayments for fixed assets, net of related payables	(2,273,426)	(349,419)	(1,973,897)	(1,292,273)
Proceeds from disposal of fixed assets	527	81	17,950	7,821
Government grants received	0	0	6,082	8,160
Interest received	1,779	273	1,949	2,895
Payment for investment in associates				(19,110)
Increase in short-term deposits with maturities more than three months, net	0	0	(2,000)	(2,000)
Dividends received	6,473	995	14,214	5,884
Payment for business combination, net of cash acquired				(60,612)
Net cash used in investing activities	(2,264,647)	(348,070)	(1,935,702)	(1,349,235)
Cash flows from financing activities
Dividends paid to non-controlling interests' shareholders				(533)
Dividends paid to the Company's shareholders	(569,333)	(87,504)	(566,683)	(354,177)
Net cash used in financing activities	(569,333)	(87,504)	(566,683)	(354,710)
Net increase/(decrease) in cash and cash equivalents	(199,141)	(30,607)	(861,147)	555,746
Cash and cash equivalents, at beginning of year	1,359,656	208,975	2,220,803	1,665,057
Cash and cash equivalents, at end of year	¥ 1,160,515	$ 178,368	¥ 1,359,656	¥ 2,220,803

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.